Foreclosed Assets	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Foreclosed Assets

4. Foreclosed Assets

Foreclosed assets consist of one property acquired in satisfaction of a secured loan.  The property had a carrying value of $1,372 at June 30, 2011, and no valuation allowance.  No expenses or charge-offs were recorded against the foreclosed property.